Senior Secured Lien Notes (Table)	12 Months Ended
Dec. 31, 2025
Senior Secured Lien Notes [Abstract]
Summary of Transaction Costs

As at,	December 31, 2025	December 31, 2024

The carrying amount of:

Senior Secured Lien Notes, due April 15, 2029	$483.8	$507.8

Less: unamortized transaction costs	(7.2)	(9.4)

	$476.6	$498.4